Redeemable, Convertible Preferred Stock - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Dividend rate	8.00%
Exercise of warrants (in shares)		158,058
Exercise of warrants		$ 3,150
Issuance of preferred stock (in shares)		3,634,210
Issuance of preferred stock		$ 83,073